Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policies
CHANGES IN ACCOUNTING POLICIES
On January 1, 2019, the Company adopted IFRS 16 Leases ("IFRS 16") using the modified retrospective approach. Under the modified retrospective approach comparative information has not been restated and continues to be reported under IAS 17 Leases and IFRIC 4 Determining Whether an Arrangement Contains a Lease. The Company has applied the following practical expedients permitted under the standard. Some of these expedients are on a lease-by-lease basis and others are applicable by class of underlying assets.

•	Account for leases with a remaining term of less than 12 months at January 1, 2019 as short-term leases;

•	Account for lease payments as an expense and not recognize a ROU asset if the underlying asset is of a lower dollar value; and

•
Use of the Company's previous assessment of impairment under IAS 37 Provisions, Contingent Liabilities and Contingent Assets for onerous contracts instead of re-assessing the ROU asset for impairment on January 1, 2019.

The lease liability is calculated as the present value of the remaining lease payments, discounted using the Company's borrowing rate on January 1, 2019. The Company records financing expense on the lease liability and depreciation expense on the ROU asset and the associated ROU asset is measured as follows on a lease-by-lease basis:

•	The amount equal to the lease liability on January 1, 2019 with no impact on retained earnings; or

•
The balance on January 1, 2019 as if IFRS 16 had always been applied on the commencement of the lease, using the Company's borrowing rate on January 1, 2019 and with an impact on retained earnings calculated as the difference between the lease liability and the ROU asset values.

The following table reconciles the amounts in the consolidated balance sheet as at December 31, 2018 to the opening balance sheet on transition:

	As at		Restated balance as at
($ millions)	December 31, 2018	Adjustments	January 1, 2019
ROU asset	—	153.3	153.3
Deferred income tax	602.3	5.3	607.6
Other current liabilities (1) (2)	(39.4)	(26.4)	(65.8)
Other long-term liabilities (2)	(48.3)	44.8	(3.5)
Lease liability (1)	—	(191.4)	(191.4)
Deficit	10,567.2	14.4	10,581.6

(1)	The weighted average incremental borrowing rate used to determine the lease liability on transition was 4.40%.

(2)
On initial adoption, the Company elected to use the practical expedient to apply the previous assessment under IAS 37 for onerous contracts and deferred lease inducements. As a result, $11.0 million onerous contract provision and $39.8 million lease inducement were offset against the ROU asset.

The following table reconciles the commitments as at December 31, 2018 to the Company's lease liability as at January 1, 2019:

($ millions)
Operating leases (building, vehicle, and equipment leases)	348.6
Transportation commitments	90.0
Total contractual commitments as at December 31, 2018	438.6

Less:
Commitments that do not contain a lease	(90.0)
Non-lease components	(122.9)
Short-term leases	(0.5)

Add:
Subleased office space recoveries	44.8

Impact of discounting	(46.2)
Lease liability as at January 1, 2019	223.8

New accounting standards and amendments not yet adopted
The Company has not adopted any new standards or amendments to standards that are effective beginning on or after January 1, 2020 as the Company's consolidated financial statements are not expected to be materially impacted.